INCOME TAX - Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate			21.00%		21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Transaction Costs					14.30%	0.00%
Fines and Penalties					0.20%	0.00%
Change in valuation allowance					7.90%	11.10%
Income tax provision	(16.22%)	98.16%	(37.57%)	36.23%	43.40%	32.10%